Income Taxes - Schedule of Reconciliation of the Statutory Income Tax Rate (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Reconciliation of the Statutory Income Tax Rate [Abstract]
Income (loss) before income taxes	$ (160,300)	$ (50,539)
Multiplied by the statutory income tax rates	26.39%	26.39%
Statutory income tax rate	$ (42,303)	$ (13,337)
Income tax recorded at rates different from the Canadian tax rate	(339)	(1,187)
Permanent differences	15,321	11,107
Effect of temporary differences not recognized as deferred tax assets	19,717	3,540
Foreign taxes		535
Impact of foreign exchange	(1,747)	260
Tax expense (recovery)	$ (9,351)	$ 918
Effective income tax rate	5.83%	(1.82%)